BUSINESS COMBINATION (Narrative 3) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Business Acquisition [Line Items]
Amortization expense of acquired Intangible assets	¥ 8,832	$ 1,368	¥ 1,160
Blockchain Alliance Technologies
Business Acquisition [Line Items]
Weighted average lives	10 years	10 years
Total acquisition costs	¥ 4,957	$ 768
Brand name | Blockchain Alliance Technologies
Business Acquisition [Line Items]
Revenues since acquisition	2,729,901	422,808
Net profit since acquisition	3,396	526
Amortization expense of acquired Intangible assets	¥ 7,966	$ 1,234